SUPPLEMENT DATED APRIL 28, 2025
                 TO THE VARIABLE ANNUITY PROSPECTUS
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              AMERICAN GENERAL LIFE INSURANCE COMPANY

                     VARIABLE SEPARATE ACCOUNT
                   Anchor Advisor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025.

The following Underlying Funds were renamed:

 * The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.

 * The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.


Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.